Filed with the U.S. Securities and Exchange Commission on January 9, 2015
1933 Act Registration File No. 333-189250
1940 Act File No. 811-22852

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	8	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	9	[	X	]

(Check appropriate box or boxes.)

LOEB KING TRUST
(Exact Name of Registrant as Specified in Charter)

125 Broad Street, 14th Floor
New York, New York 10006
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  212-483-7000

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Copy to:
Carol Gehl
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 8 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 7 on Form N-1A filed December 19, 2014.  This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 7 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on January 9, 2015.

Loeb King Trust

By: /s/ Robert S. Schwartz
Robert S. Schwartz
 Trustee, Secretary and
 Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated below on January 9, 2015.

Signature	Title

/s/ Gideon J. King*	Trustee and President
Gideon J. King

/s/ Robert S. Schwartz	Trustee, Secretary and Chief Compliance Officer
Robert S. Schwartz

/s/ David S. Hampson*	Treasurer and Principal Financial Officer
David S. Hampson

/s/ Eugene I. Davis*	Trustee
Eugene I. Davis

/s/ John Brecker*	Trustee
John Brecker

/s/ Thanh Chi Nguyen*	Trustee
Thanh Chi Nguyen

*By: /s/ Robert S. Schwartz
Robert S. Schwartz,
Attorney-in-Fact pursuant to Powers of Attorney
previously filed with Pre-Effective Amendment No. 1 to the
Trust’s Registration Statement on September 5, 2013 and incorporated herein by reference

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE